Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2025	2024
Trade creditors	$232.5	$252.0
Accrued interest	7.7	14.5
Accrued customer rebates	132.0	121.3
Other creditors and accruals	74.2	75.5
Total	$446.4	$463.3
For fiscal years ended 31 March 2025 and 2024, the Company paid US$38.0 million and US$36.6 million, respectively, to J.B. Hunt Transport Services, Inc (“JB Hunt”) for freight services in North America. One of our Board members joined the JB Hunt Board in April 2023.
The Company enters into various purchase obligations in the ordinary course of business. As of 31 March 2025, the Company has aggregate unconditional purchase obligations, primarily energy and marketing contracts, totaling US$79.0 million over the next five fiscal years, with US$43.6 million due within one year.